UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F


                               Form 13F Cover Page


Filing for Quarter-Ending:    March 31, 2004

Check here if Amendment:   ( )
Amendment Number:
This Amendment:      ( )  is a reinstatement
                     ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Croft-Leominster, Inc.
Address:      300 Water Street, 4th floor
              Baltimore, MD  21202

Form 13-F File Number:   28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Prescimone
Title:  Assistant Vice President
Phone:  410-576-0100

Signature, Place, and Date of Signing:

                                Baltimore, Maryland
----------------------       ------------------------        ---------------
Signature                         City, State                    Date


Report Type (Check only one):

(X)  13F Holdings Report     Check here if all holdings of this reporting
                             manager are reported in this report.
( )  13F Notice              Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).
( )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          none

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:                   $ 266.4809
                                                          ----------
                                                          (thousands)

 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:            SOLE
 ITEM 7: Voting Authority:                 NONE

                SECURITY NAME                        TITLE of CLASS            CUSIP                MARKET VALUE        QUANITY
-----------------------------------------------------------------------------------------------------------------------------------
 AGCO Corporation                                          COM               001084102                  $ 5.4529        263,300
 Abbott Laboratories                                       COM               002824100                  $ 1.7354         42,225
 Aberden Asia-Pacific Prime Inc                            COM               003009107                  $ 0.0878         13,400
 Abitibi-Consolidated Inc                                  COM               003924107                  $ 1.2075        170,307
 Aetna Inc                                                 COM               00817Y108                  $ 1.4799         16,495
 Allegheny Energy Inc.                                     COM               017361106                  $ 1.7667        128,860
 Alliance World Dollar Gvt II                              COM               01879R106                  $ 0.2776         21,500
 Ameren Corporation                                        COM               023608102                  $ 0.8815         19,126
 Amgen Inc.                                                COM               031162100                  $ 0.8738         15,027
 Asia Tigers Fund Inc                                      COM               04516T105                  $ 0.2029         18,825
 Bank of America Corp                                      COM               060505104                  $ 2.3704         29,271
 Beckman Coulter, Inc.                                     COM               075811109                  $ 0.3831          7,025
 Berkshire Hathaway - CL A                                CL A               084670108                  $ 1.3062             14
 Berkshire Hathaway - CL B                                CL B               084670207                  $ 8.5708          2,755
 Biomet Inc                                                COM               090613100                  $ 0.9529         24,840
 Boise Cascade Corp                                        COM               097383103                  $ 2.3799         68,685
 Bristol-Myers Squibb Co                                   COM               110122108                  $ 2.4885        102,703
 Cablevision Systems -NY Grp A                           CL A NY             12686C109                  $ 2.6051        113,858
 Calpine Corp.                                             COM               131347106                  $ 1.7504        374,810
 Capital One Financial Corp                                COM               14040H105                  $ 1.2434         16,484
 Cendant Corp                                              COM               151313103                  $ 5.7827        237,092
 CenturyTel, Inc.                                          COM               156700106                  $ 0.7417         26,980
 Cephalon, Inc.                                            COM               156708109                  $ 1.9198         33,487
 Citigroup, Inc.                                           COM               172967101                  $ 9.9174        191,827
 Cognex Corp.                                              COM               192422103                  $ 0.2128          6,400
 ConAgra Foods, Inc.                                       COM               205887102                  $ 0.7294         27,075
 Constellation Energy Group                                COM               210371100                  $ 0.2153          5,390
 Covance Inc.                                              COM               222816100                  $ 0.5717         16,600
 CP Ships Ltd.                                             COM               22409V102                  $ 1.2614         73,810
 Disney (Walt) Co.                                     COM DISNEY            254687106                  $ 1.5454         61,841
 Dominion Resources Inc VA                                 COM               25746U109                  $ 0.6700         10,420
 Dover Corp                                                COM               260003108                  $ 0.7200         18,570
 Dreyfus Strategic Muni Bond Fu                            COM               26202F107                  $ 0.1031         11,300
 Duke Energy Corp                                          COM               264399106                  $ 0.8996         39,805
 Eaton Corp                                                COM               278058102                  $ 3.4719         61,789
 Edwards Lifesciences Corporati                            COM               28716E108                  $ 1.6419         51,390
 FMC Corp                                                COM NEW             302491303                  $ 3.2834         76,678
 FMC Technologies, Inc.                                    COM               30249U101                  $ 0.3320         12,283
 Fairmont Hotels & Resorts                                 COM               305204109                  $ 0.3691         14,674
 FleetBoston Financial Corp                                COM               339030108                  $ 2.0245         45,089
 Franklin Resources Inc                                    COM               354613101                  $ 2.3587         42,362
 General Electric Co                                       COM               369604103                  $ 4.0028        131,154
 Goldman Sachs Group Inc                                   COM               38141g104                  $ 0.9397          9,005
 Gulfterra Energy Partners LP                              COM               40274U108                  $ 0.4024          9,440
 HCA Inc.                                                  COM               404119109                  $ 1.5041         37,028
 Hartford Financial Services Gr                            COM               416515104                  $ 1.0731         16,846
 Hilton Hotels Corp                                        COM               432848109                  $ 0.2925         18,000
 Honeywell Intl Inc                                        COM               438516106                  $ 6.2394        184,325
 Ikon Office Solutions Inc                                 COM               451713101                  $ 2.9199        228,120
 Inco Ltd                                                  COM               453258402                  $ 1.8569         53,622
 Ingersoll-Rand                                            COM               456866102                  $ 1.9630         29,017
 Insured Municipal Income Fund                             COM               45809F104                  $ 0.2331         16,100
 Int'l Business Machines Corp.                             COM               459200101                  $ 0.6835          7,442
 Invitrogen Corporation                                    COM               46185R100                  $ 1.5788         22,023
 Janus Capital Group Inc.                                  COM               47102X105                  $ 1.4763         90,126
 Johnson & Johnson                                         COM               478160104                  $ 1.2038         23,735
 Kansas City Southern                                    COM NEW             485170302                  $ 0.4332         31,163
 Liberty Media Corp                                     COM SER A            530718105                 $ 13.4912      1,232,072
 Lincoln National Corp                                     COM               534187109                  $ 5.4589        115,361
 Lowe's Companies                                          COM               548661107                  $ 7.1755        127,837
 Markel Corporation                                        COM               570535104                  $ 1.1217          3,896
 Marsh & McLennan Cos                                      COM               571748102                  $ 4.1096         88,760
 Masco Corp.                                               COM               574599106                  $ 3.1117        102,224
 Massey Energy Company                                     COM               576206106                  $ 0.2196          9,950
 McDonald's Corp.                                          COM               580135101                  $ 2.2050         77,180
 McKesson HBOC, Inc                                        COM               58155Q103                  $ 2.2438         74,571
 Merck & Co                                                COM               589331107                  $ 0.5053         11,434
 Meristar Hospitality                                      COM               58984Y103                  $ 2.7937        401,975
 Metro Goldwyn-MayerInc.                                   COM               591610100                  $ 0.2501         14,376
 Millennium Chemicals Inc                                  COM               599903101                  $ 0.3735         25,000
 Mills Corp                                                COM               601148109                  $ 2.8505         53,490
 Morg Stan Asia-Pacific FD NR                              COM               61744U106                  $ 0.1551         12,874
 Morgan Stanley Inc. Opportunit                      MUN INCOME III          61745P437                  $ 0.1971         22,100
 MuniVest Fund, Inc                                        COM               626295109                  $ 0.1138         11,800
 Nokia Corp - Spon ADR                                SPONSORED ADR          654902204                  $ 1.8932         93,355
 Nuveen Dividend Adv Muni Fund                       COM SH BEN INT          67070F100                  $ 0.1976         12,600
 Packaging Corp of America                                 COM               695156109                  $ 0.3249         14,400
 Pactiv Corp                                               COM               695257105                  $ 0.4877         21,920
 Pfizer Inc                                                COM               717081103                  $ 5.8926        168,121
 Pharmaceutical Product Develop                            COM               717124101                  $ 2.4516         82,517
 Pier 1 Imports Inc-Del                                    COM               720279108                  $ 0.7218         30,455
 PolyOne Corp                                              COM               73179P106                  $ 2.3838        358,470
 Premcor Inc.                                              COM               74045q104                  $ 2.3676         76,447
 Procter & Gamble                                          COM               742718109                  $ 1.2274         11,703
 Prudential Financial Inc.                                 COM               744320102                  $ 8.2418        184,051
 Pulitzer Co. Inc.                                         COM               745769109                  $ 0.4121          8,540
 Putnam Municipal Bond Fund                            SH BEN INT            74683V100                  $ 0.2304         16,965
 Qwest Communications Intl Inc.                            COM               749121109                  $ 1.1793        273,610
 SBC Communications Inc                                    COM               78387G103                  $ 0.3830         15,606
 SPDR Trust Series I                                   UNIT SER 1            78462F103                  $ 0.2725          2,409
 SPX Corp                                                  COM               784635104                  $ 7.7331        170,033
 St. Paul Co.                                              COM               792860108                  $ 4.1330        103,299
 Salomon Bros Worldwide Income                             COM               79548T109                  $ 0.3323         20,400
 Schering Plough Corp.                                     COM               806605101                  $ 1.6893        104,151
 Sempra Energy                                             COM               816851109                  $ 0.5683         17,870
 Shaw Group Inc.                                           COM               820280105                  $ 0.5648         52,105
 Smurfit-Stone Container Corp                              COM               832727101                  $ 5.6788        323,028
 STERIS Corp.                                              COM               859152100                  $ 0.2322          9,000
 Swift Transportation Co. Inc.                             COM               870756103                  $ 0.8412         48,650
 Synopsys Inc.                                             COM               871607107                  $ 0.9714         33,810
 Templeton Emerging Mkts Inc Fd                            COM               880192109                  $ 0.2952         21,115
 Tenet Healthcare Corporation                              COM               88033G100                  $ 0.7014         62,850
 Terex Corporation                                         COM               880779103                  $ 5.9298        160,396
 Textron Inc                                               COM               883203101                  $ 2.0375         38,335
 Thermo Electron Corp                                      COM               883556102                  $ 1.0837         38,320
 3M Co.                                                    COM               88579Y101                  $ 0.2964          3,620
 Time Warner                                               COM               887317105                  $ 8.0227        475,842
 Timken Co                                                 COM               887389104                  $ 0.8795         37,860
 Town & Country Trust                                  SH BEN INT            892081100                  $ 0.2116          7,778
 Travelers Property Corp- A                               CL A               89420g109                  $ 0.5048         29,437
 Travelers Property Corp- B                               CL B               89420g406                  $ 0.7895         45,716
 Tribune Co                                                COM               896047107                  $ 1.4445         28,637
 Tyco International Ltd                                    COM               902124106                 $ 14.3891        502,237
 U.S. Bancorp                                            COM NEW             902973304                  $ 0.2030          7,342
 Valmont Industries                                        COM               920253101                  $ 0.2985         14,940
 Van Kampen Merr Value Mun Tr                              COM               921132106                  $ 0.2113         13,740
 Varian Inc.                                               COM               922206107                  $ 0.6889         17,150
 Varian Medical Systems, Inc.                              COM               92220P105                  $ 0.7824          9,065
 Vastera, Inc.                                             COM               92239N109                  $ 0.3277         84,450
 Viacom Inc. - Cl B                                       CL B               925524308                  $ 5.2000        132,619
 Viad Corp                                                 COM               92552R109                  $ 0.2641         10,926
 Washington Mutual, Inc.                                   COM               939322103                  $ 0.7888         18,469
 Waters Corporation                                        COM               941848103                  $ 0.3676          9,000
 Watson Pharmaceuticals, Inc.                              COM               942683103                  $ 1.0738         25,094
 Wells Fargo & Co.                                         COM               949746101                  $ 0.3279          5,787
 Williams Cos Inc.                                         COM               969457100                  $ 3.7919        396,225
 Wyeth                                                     COM               983024100                  $ 5.0870        135,472
 Ace Ltd                                                   ORD               G0070K103                  $ 6.6733        156,431
 PartnerRe Ltd                                             COM               G6852T105                  $ 2.2328         39,554
 Flextronics International Inc                             ORD               Y2573F102                  $ 0.1977         11,565

                                                                                                      $ 266.4809     10,599,905